RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of receivables and prepaid expenses (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Receivables	$ 40,864	$ 111,577
Prepaid expenses	804,013	597,718
Total trade and other current receivables	$ 844,877	$ 709,295